Consolidated statements of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	£ 6,758	£ 6,376	£ 775
Grant revenue	840	547	600
Total revenue	7,598	6,923	1,375
Cost of sales	(926)	(667)	(70)
Gross profit	6,672	6,256	1,305
Research and development costs (reclassified)	(10,185)	(7,796)	(8,710)
Distribution costs, sales and marketing (reclassified)	(9,417)	(12,510)	(605)
Administrative costs (reclassified)	(3,148)	(5,123)	(4,908)
Impairment of intangible assets	(1,500)	(11,413)
Loss from operations	(17,578)	(30,586)	(12,918)
Finance income	415	1,337	1,691
Finance expense	(166)	(73)	(5)
Loss before tax	(17,329)	(29,322)	(11,232)
Taxation	1,265	9,160	1,133
Loss for the year attributable to the owners of the parent	(16,064)	(20,162)	(10,099)
Items that will or may be reclassified subsequently to profit or loss when specific conditions are met:
Exchange gains/(losses) arising on translation of foreign operations	(1,233)	3,228	399
Total other comprehensive (loss) income, net of tax	(1,233)	3,228	399
Total comprehensive loss attributable to the owners of the parent	£ (17,297)	£ (16,934)	£ (9,700)
Loss per share
Basic and diluted loss per ordinary share - pence	£ (31)	£ (56)	£ (36)